Taxation - Tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Tax holiday effect	¥ 108,213	¥ 31,394	¥ 53,722
Basic net income per share effect	¥ 0.05	¥ 0.02	¥ 0.04
Diluted net income per share effect	¥ 0.05	¥ 0.02	¥ 0.04